Summary of Significant Accounting Policies (Details)	Mar. 31, 2026 USD ($) DerivativeInstrument	Dec. 31, 2025 USD ($) DerivativeInstrument
Summary of Significant Accounting Policies
Cash	$ 0	$ 0
Cash or cash equivalents	$ 0	$ 0
Number of derivative financial instruments | DerivativeInstrument	0	0
Deferred transaction costs	$ 2,224,203	$ 1,629,758